Operating expenses by nature	12 Months Ended
Dec. 31, 2023
Operating expenses by nature
Operating expenses by nature

16. Operating expenses by nature[1]

For the years ended December 31	2023	2022
Employee costs[2,3]	$14,533	$11,890
Office, insurance and other expenses	5,000	4,113
Professional services[3]	4,412	2,115
Amortization	369	374
Total operating expenses	$24,314	$18,492

1.Includes general administration costs and business development costs.

2.Includes share-based compensation expense of $5.3 million (2022: $5.1 million).

3.Certain costs have been presented within business development costs due to their nature.